Business Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

3.      BUSINESS ACQUISITIONS

Business acquisitions in the year ended December 31, 2018:

Acquisition of Shenzhen Weido

In June 2017, the Group signed an investment agreement to obtain 5% equity interest in Shenzhen Weido who is in the provision of working space sharing services, at cash consideration of RMB 3,000.

Weido’s equity interest was equity security but not in-substance common shares due to substantial liquidation preference over common shares. Accordingly, the investment in Weido was accounted for as cost method investment.

In June 2018, the Group acquired the remaining 95% equity interest in Shenzhen Weido, for a consideration of RMB 3,200 plus share consideration valued at RMB 95,147. The acquisition of 95% equity interest was accounted for as a step acquisition whereby the Group remeasured the fair value of its previously held equity interest in Shenzhen Weido on June 1, 2018, the step acquisition date. The fair value remeasurement of the 5% equity interest in Shenzhen Weido resulted in a gain of RMB 2,177. The purpose of the acquisition was to expand the business.

Following the completion of the transaction, Shenzhen Weido became a consolidated subsidiary of the Group. Due to PRC regulatory and shareholders’ approval requirements, ordinary shares of the Company were not issued until August 2019 after completion of the required legal processes. As such, the share consideration was recorded as liability to be settled in shares on the combined and consolidated balance sheets and the changes in fair value was recognized in the combined and consolidated statements of operations in the periods presented.

The purchase price consisted of the following:

RMB
Cash consideration	3,200
Share consideration	95,147
5% equity interest in Shenzhen Weido Fair value:	5,177
Carrying amount	3,000
Remeasurement gain upon step acquisition	2,177
Total purchase consideration	103,524

The acquisitions were recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using the market approach based on transactions for comparable companies. The purchase price allocations were determined by the Group with assistance of an independent valuation appraiser.

The purchase prices were allocated on the date of acquisition as follows:

RMB
Cash	2,426
Current assets	7,261
Property and equipment, net	3,030
ROU assets	35,019
Goodwill	104,980
Other non-current assets	116
Lease liabilities-current	(7,542)
Other current liabilities	(14,289)
Lease liabilities-non-current	(27,477)
Total purchase consideration	103,524

Acquisition of Daguan

In March 2018, the Group signed an investment agreement with Daguan, which engages in interior design business, to obtain 10% equity interests for cash consideration of RMB500. Daguan’s equity interest was an equity security and Group did not have significant influence over Daguan. Accordingly, the investment in Daguan was accounted for as cost method investment.

In July 2018, the Group further acquired additional 51% equity interest of Daguan for a cash consideration of RMB700 plus share consideration valued at RMB27,807. The acquisition of additional 51% equity interest was accounted for as a step acquisition whereby the Group measured the fair value of its previously held equity interests in Daguan at the acquisition date. The acquisition date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the projection of discounted future cash flow and an appropriate discount rate. The fair value remeasurement resulted in a gain of RMB5,093. Due to PRC regulatory and shareholders’ approval requirements, ordinary shares of the Company were not issued until August 2019 after completion of the required legal processes. As such, the share consideration was recorded as liability to be settled in shares on the combined and consolidated balance sheets and the changes in fair value was recognized in the combined and consolidated statements of operations in the periods presented. The purpose of the acquisition was to expand into the design market.

The purchase price consisted of the following:

RMB
Cash consideration	700
Share consideration	27,807
10% equity interest in Daguan Fair value:	5,593
Carrying amount	500
Remeasurement gain upon step acquisition	5,093
Total purchase consideration	34,100

The acquisitions were recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocations were determined by the Group with assistance of an independent valuation appraiser. The purchase prices were allocated on the date of acquisition as follows:

	RMB	Amortization Period
Cash	119
Other current assets	1,781
Property and equipment, net	201
Intangible assets-customer relationship	7,658	5 years
Goodwill	50,160
Current liabilities	(3,622)
Non-current Liabilities	(383)
Noncontrolling interests	(21,814)
Total purchase consideration	34,100

Acquisition of Xiamen Aiaite

In July 2018, the Group acquired 100% equity interest of Xiamen Aiaite engages in workspace sharing industry under a share exchange agreement for share consideration valued at RMB120,041, which was not paid until August 2019. Due to PRC regulatory and shareholders’ approval requirements, ordinary shares of the Company were not issued until August 2019 after completion of the required legal processes. As such, the share consideration was recorded as liability to be settled in shares on the combined and consolidated balance sheets and the changes in fair value was recognized in the combined and consolidated statements of operations in the periods presented. The purpose of the acquisition was to expand into the design market.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent valuation appraiser. The purchase price was allocated on the date of acquisition as follows:

RMB
Cash	4,362
Other current assets	10,852
Property and equipment, net.	4,200
ROU assets	14,559
Goodwill	112,000
Other non-current assets	452
Lease liabilities-current	(3,920)
Other current liabilities	(11,945)
Lease liabilities-non current	(10,519)
Total purchase consideration	120,041

Acquisition of Wujie Space

In 2016, the Group signed an investment agreement to obtain 8.19% equity interest in Wujie Space who is in the provision of working space sharing services, at a total cash consideration of RMB9,000. The equity interest held by the Group was diluted to 6.49% due to further financing activities of Wujie Space. The investment was recorded at cost method as the Group determined that the preferred shares were not in-substance common shares due to liquidation preferences over common shares.

In June 2018, the Group acquired the rest 93.51% equity interests in Wujie Space at RMB421,839 with share consideration. The acquisition of additional 93.51% equity interest was accounted for as a step acquisition whereby the Group remeasured the fair value of its previously held equity interests in Wujie Space on July 1, 2018, the step acquisition date. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using the market approach based on transactions for comparable companies. The fair value premeasurement resulted in a gain at RMB20,273. Due to PRC regulatory and shareholders’ approval requirements, ordinary shares of the Company were not issued until August 2019 after completion of the required legal processes. As such, the share consideration was recorded as liability to be settled in shares on the combined and consolidated balance sheets and the changes in fair value was recognized in the combined and consolidated statements of operations in the periods presented. The purpose of the acquisition was to expand the business.

The purchase price consisted of the following:

RMB
Share consideration	421,839
6.49% equity interest in Wujie Fair value:	29,273
Carrying amount	9,000
Remeasurement gain upon step acquisition	20,273
Total purchase consideration	451,112

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent valuation appraiser.

The purchase price was allocated on the date of acquisition as follows:

RMB
Cash	2,905
Other current assets	23,016
Property and equipment, net	30,503
ROU assets	68,448
Goodwill	454,722
Other non-current assets	9,152
Lease liabilities-current	(17,584)
Other current liabilities	(70,765)
Lease liabilities-non-current	(49,285)
Total purchase consideration	451,112

Acquisition of Dongyi Yuanda

In July 2018, the Group acquired 51% equity interests of Dongyi Yuanda, which engages in construction business through which the Group expects to benefit from the synergistic effect. The acquisition consideration is Group’s equity interest valued at RMB68,534. Due to PRC regulatory and shareholders’ approval requirements, ordinary shares of the Company were not issued until August 2019 after completion of the required legal processes. As such, the share consideration was recorded as liability to be settled in shares on the combined and consolidated balance sheets and the changes in fair value was recognized in the combined and consolidated statements of operations in the periods presented. The purpose of the acquisition was to expand into the construction market.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent valuation appraiser. The purchase price was allocated on the date of acquisition as follows:

RMB
Cash	120
Other current assets	88,685
Property and equipment, net	342
Other non-current assets	1,119
Goodwill	120,961
Current liabilities	(63,033)
Non-current liabilities	(14,000)
Noncontrolling interests	(65,660)
Total purchase consideration	68,534

Acquisition of Shengguang Zhongshuo

In December 2018, the Group acquired 51% equity interest of Shengguang Zhongshuo, which engages in marketing and branding services. The total consideration is RMB62,779 share consideration and RMB4,350 cash. Due to PRC regulatory and shareholders’ approval requirements, ordinary shares of the Company were not issued until August 2019 after completion of the required legal processes. As such, the share consideration was recorded as liability to be settled in shares on the combined and consolidated balance sheets and the changes in fair value was recognized in the combined and consolidated statements of operations in the periods presented. The purpose of the acquisition was to expand into the marketing and branding market.

	RMB	Amortization Period
Cash	20,593
Other current assets	53,264
Intangible assets	19,710	3 – 5 years
Property and equipment, net	147
Other non-current assets	61
Goodwill	83,549
Current liabilities	(42,559)
Non-current liabilities	(2,956)
Noncontrolling interests	(64,680)
Total purchase consideration	67,129

Other acquisitions in the year ended December 31, 2018

During the year ended December 31, 2018, the Group also made several other business acquisitions.

The total consideration of these business acquisitions was RMB245,323, of which RMB219,323 was share consideration and RMB26,000 was cash consideration, among which RMB10,000 had been paid during the year ended December 31, 2018. The cash and cash equivalents, intangible assets, goodwill and noncontrolling interests acquired from these business acquisitions were RMB2,931, nil, RMB279,181 and RMB48,990, respectively. The purchase price allocations were determined by the Group with assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s combined and consolidated financial statements from their respective acquisition dates.

Pro forma results of operations:

The following summarized unaudited pro forma results of operations for the years ended December 31, 2018 assuming that all acquisitions occurred as of January 1, 2018. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations, which actually would have resulted had the acquisitions occurred as of January 1, 2018, nor is it indicative of future operating results.

For the year ended December 31, 2018
unaudited
Pro forma net revenues	537,011
Pro forma net loss attributable to Ucommune	(472,124)

Business acquisitions in the year ended December 31, 2019:

Acquisition of Melo Inc.

In May 2019, the Group acquired 100% equity interests of Melo Inc., a company providing technology services, at the share consideration valued at RMB107,883 under an equity exchange arrangement. The control of Melo Inc. was transferred to the Group in May 2019 and the ordinary shares of the Company were issued in August 2019. Melo Inc. controls and consolidates Weixue Tianxia through a series of contractual arrangements where the primary beneficiary is Melo Inc.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities assumed were at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent valuation appraiser. The purchase prices were allocated on the date of acquisition as follows:

	RMB	Amortization Period
Cash	634
Other current assets	3,335
Property and equipment	370
Intangible assets	13,708	19 years
ROU assets	301
Lease liabilities, current	(127)
Current liabilities	(2,881)
Lease liabilities, non-current	(174)
Goodwill	92,717
Total purchase consideration	107,883

Other acquisitions in the year ended December 31, 2019:

During the year ended December 31, 2019, the Group also made several other business acquisitions. The total consideration of these business acquisitions was RMB 22,647, of which RMB 4,510 was cash consideration and RMB 18,137 was previously held equity interest. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB3,608, RMB 562, RMB21,751 and RMB19,597, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s combined and consolidated financial statements from their respective acquisition dates.

Pro forma results of operations:

The following summarized unaudited pro forma results of operations for the years ended December 31, 2018 and 2019 assuming that all acquisitions in the year ended December 31, 2019 occurred as of January 1, 2018. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations, which actually would have resulted had the acquisitions occurred as of January 1, 2018 nor is it indicative of future operating results.

	For the years ended December 31,
	2018	2019
	unaudited	unaudited
Pro forma net revenues	543,245	1,064,580
Pro forma net loss attributable to Ucommune	(491,311)	(600,377)